Deferred and current taxation - Additional disclosures (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	€ 377.1	€ 362.0	€ 159.3
Lauda
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	240.0
Unremitted earnings of overseas subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0.0
Temporary differences on the carrying value of the tax base of subsidiaries	€ 0.0